SHORT-TERM BANK BORROWINGS (Details) ¥ in Millions			1 Months Ended			12 Months Ended
	Aug. 10, 2017 USD ($)	Aug. 10, 2017 CNY (¥)	Aug. 16, 2017 USD ($)	Aug. 16, 2017 CNY (¥)	Jul. 31, 2017 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Jul. 31, 2017 CNY (¥)
Debt Instrument, Face Amount					$ 7,600,000				¥ 50
Proceeds from Bank Debt	$ 4,100,000	¥ 27	$ 3,500,000	¥ 23		$ 7,553,366	$ 0	$ 0
Short-term Debt, Percentage Bearing Fixed Interest Rate						5.66%
Variable Interest Entity Primary Beneficiary [Member]
Debt Instrument, Face Amount					$ 7,600,000				¥ 50
Debt Instrument, Maturity Date Range, Start					Jul. 25, 2017
Debt Instrument, Maturity Date Range, End					Jul. 24, 2018